Trade and Other Receivables (Details) - Schedule of trade and other receivables - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Trade And Other Receivables Abstract
Trade receivables	$ 1,692,939	$ 1,791,046
Allowance for doubtful accounts	(1,097,025)	(1,090,066)
Taxes receivable	828,650	843,447
Factoring
Total	$ 1,424,564	$ 1,544,427